UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Shares		Value (000)

CASH EQUIVALENT — 107.3%
2,126,882	BlackRock FedFund, Institutional Shares, 0.596% (A) (Cost $2,127)	$2,127

TOTAL INVESTMENTS (Cost $2,127†) — 107.3%		$2,127

Percentages are based on Net Assets of $1,982 (000).

(A)	The rate reported is the 7-day effective yield as of March 31, 2017.

†	At March 31, 2017, the tax basis cost of the Fund’s investments was $2,127, and the unrealized appreciation and depreciation were $0 and $(0) respectively.

Cost figures are shown in thousands

As of March 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended March 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended March 31, 2017.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-2800

March 31, 2017	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Shares		Value (000)
	COMMON STOCK — 97.2%
Consumer Discretionary — 9.2%
27,142	Comcast Cl A	$1,020
2,376	Genuine Parts	220
6,823	Home Depot	1,002
8,305	Interpublic Group of Companies	204
2,757	McDonald’s	357
5,415	Time Warner	529
3,023	TJX	239
2,001	Walt Disney	227

		3,798

Consumer Staples — 11.3%
11,842	Altria Group	846
4,995	Coca-Cola Enterprises	188
5,108	CVS Health	401
6,403	General Mills	378
2,490	Kimberly-Clark	328
6,225	PepsiCo	697
9,120	Philip Morris International	1,029
5,158	Procter & Gamble	463
5,034	Wal-Mart Stores	363

		4,693

Energy — 7.7%
5,000	Chevron	537
14,302	Exxon Mobil	1,173
4,150	Occidental Petroleum	263
9,001	Schlumberger	703
6,926	Suncor Energy	213
4,214	Valero Energy	279

		3,168

Financials — 16.8%
18,872	Bank of America	445
6,941	BB&T	310
1,304	BlackRock	500
5,207	Chubb	709
4,856	CME Group	577
16,412	JPMorgan Chase	1,442
8,986	Marsh & McLennan	664
4,224	Northern Trust	366
5,355	PNC Financial Services Group	644
3,844	T Rowe Price Group	262
8,818	US Bancorp	454
10,266	Wells Fargo	571

		6,944

Health Care — 11.0%
6,566	AbbVie	428
756	Aetna	96
3,122	Bristol-Myers Squibb	169
2,352	Eli Lilly	198
10,953	Johnson & Johnson	1,364
3,345	Medtronic PLC	270

March 31, 2017	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Shares		Value (000)
Health Care — (continued)
15,468	Merck	$983
24,168	Pfizer	827
1,378	UnitedHealth Group	226

		4,561

Industrials — 12.8%
2,856	3M	547
1,418	Boeing	251
4,436	General Dynamics	830
6,704	Honeywell International	837
3,226	Ingersoll-Rand PLC	262
2,979	Lockheed Martin	797
2,124	Parker Hannifin	341
2,401	Stanley Black & Decker	319
4,289	United Parcel Service Cl B	460
2,021	United Technologies	227
5,553	Waste Management	405

		5,276

Information Technology — 15.7%
9,782	Apple	1,405
4,985	Automatic Data Processing	510
2,598	Broadcom	569
23,758	Cisco Systems	803
11,644	Intel	420
3,463	Lam Research	445
27,310	Microsoft	1,799
6,694	Texas Instruments	539

		6,490

Materials — 2.3%
6,523	Dow Chemical	414
1,894	International Paper	96
1,961	LyondellBasell Industries NV Cl A	179
4,639	Sonoco Products	246

		935

Real Estate — 3.2%
983	American Tower‡	120
440	AvalonBay Communities‡	81
1,561	Crown Castle International‡	147
2,114	Digital Realty Trust‡	225
5,000	Duke Realty‡	131
1,364	Equity LifeStyle Properties‡	105
598	Essex Property Trust‡	138
1,798	Public Storage ‡	394

		1,341

Telecommunication Services — 2.4%
11,480	AT&T	477
10,310	Verizon Communications	503

		980

Utilities — 4.8%
3,656	American Electric Power	245
6,546	CMS Energy	293

March 31, 2017	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Shares		Value (000)
Utilities — (continued)
2,870	Dominion Resources	$223
4,249	Eversource Energy	250
2,129	NextEra Energy	273
3,468	PG&E	230
1,779	Sempra Energy	196
4,234	WEC Energy Group	257

		1,967

TOTAL COMMON STOCK (Cost $27,470)		40,153

PREFERRED STOCK — 0.2%
Energy — 0.2%
1,186	Hess, 8.00% (Cost $66)	71

CASH EQUIVALENT — 2.6%
1,088,183	BlackRock FedFund, Institutional Shares, 0.596% (A) (Cost $1,088)	1,088

TOTAL INVESTMENTS (Cost $28,624†) — 100.0%		$41,312

Percentages are based on Net Assets of $41,316 (000).

‡	Real Estate Investment Trust

(A)	The rate reported is the 7-day effective yield as of March 31, 2017.

†	At March 31, 2017, the tax basis cost of the Fund’s investments was $28,624, and the unrealized appreciation and depreciation were $12,938 and $(250) respectively.

Cost figures are shown in thousands.

Cl — Class

PLC — Public Limited Company

As of March 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended March 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended March 31, 2017.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-2800

March 31, 2017	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Face Amount (000)		Value (000)
CORPORATE OBLIGATIONS — 60.7%
Consumer Discretionary — 10.0%
	Amazon.com
$650	4.800%, 12/05/34	$720
	Anheuser-Busch InBev Worldwide
350	7.750%, 01/15/19	385
	CBS
500	3.500%, 01/15/25	498
	Comcast
500	3.600%, 03/01/24	518
350	3.150%, 03/01/26	344
	DIRECTV Holdings LLC
275	3.800%, 03/15/22	284
	Discovery Communications LLC
425	3.250%, 04/01/23	415
	George Washington University
225	4.363%, 09/15/43	223
	Home Depot
700	5.875%, 12/16/36	885
	McDonald’s MTN
500	4.600%, 05/26/45	508
	Starbucks
495	2.450%, 06/15/26	474
	Target
525	2.300%, 06/26/19	532
	Walt Disney MTN
425	1.850%, 07/30/26	385

		6,171

Consumer Staples — 5.3%
	Campbell Soup
500	4.250%, 04/15/21	532
	Coca-Cola
250	2.875%, 10/27/25	247
200	2.450%, 11/01/20	204
	Colgate-Palmolive MTN
500	1.950%, 02/01/23	485
	CVS Health
500	2.875%, 06/01/26	477
	Hershey
250	2.625%, 05/01/23	248
	Kellogg
250	3.250%, 04/01/26	244
	Unilever Capital
375	2.100%, 07/30/20	376
	Walgreens Boots Alliance
400	3.300%, 11/18/21	410

		3,223

Energy — 3.7%
	BP Capital Markets PLC
500	3.814%, 02/10/24	518
	Kinder Morgan Energy Partners LP
450	4.300%, 05/01/24	458
	Occidental Petroleum
400	2.700%, 02/15/23	395
	Schlumberger Investment SA
400	3.650%, 12/01/23	417

March 31, 2017	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Face Amount (000)		Value (000)
Energy — (continued)
	Shell International Finance BV
$500	1.875%, 05/10/21	$490

		2,278

Financials — 17.0%
	Aflac
600	3.625%, 11/15/24	618
	Aon PLC
440	4.450%, 05/24/43	413
	Bank of America MTN
575	4.000%, 04/01/24	596
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	531
	Citigroup
450	3.875%, 10/25/23	466
	Discover Bank
600	4.200%, 08/08/23	625
	Goldman Sachs Group MTN
500	7.500%, 02/15/19	549
800	2.353%, 11/23/24 (A)	796
	JPMorgan Chase
250	6.400%, 05/15/38	323
600	2.250%, 01/23/20	602
	Lincoln National
500	8.750%, 07/01/19	571
	MetLife
1,000	6.817%, 08/15/18	1,066
	Morgan Stanley MTN
250	3.554%, 08/31/17 (A)	249
500	3.100%, 11/09/18 (A)	505
	MUFG Americas Holdings
250	2.250%, 02/10/20	250
	Prudential Financial MTN
320	7.375%, 06/15/19	357
	Royal Bank of Canada MTN
400	2.150%, 03/06/20	400
300	1.500%, 07/29/19	297
	State Street
425	4.956%, 03/15/18	437
	US Bancorp MTN
500	3.000%, 03/15/22	509
	Wells Fargo
300	2.150%, 01/15/19	302

		10,462

Health Care — 5.4%
	AbbVie
500	2.900%, 11/06/22	498
	Amgen
350	5.700%, 02/01/19	374
150	4.950%, 10/01/41	156
	Becton Dickinson and Co
300	3.125%, 11/08/21	306
	Celgene
450	3.875%, 08/15/25	460
	Gilead Sciences
650	4.500%, 04/01/21	699

March 31, 2017	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Face Amount (000)		Value (000)
Health Care — (continued)
	Merck Sharp & Dohme
$750	5.000%, 06/30/19	$805

		3,298

Industrials — 6.5%
	Caterpillar
500	7.900%, 12/15/18	550
	FedEx
425	2.625%, 08/01/22	424
	General Electric MTN
500	2.131%, 03/15/23 (A)	513
	Johnson Controls International PLC
500	4.250%, 03/01/21	528
	Norfolk Southern
450	2.900%, 06/15/26	435
	Northrop Grumman
500	4.750%, 06/01/43	539
	Raytheon
475	2.500%, 12/15/22	473
	United Technologies
500	3.100%, 06/01/22	514

		3,976

Information Technology — 7.0%
	Apple
725	2.850%, 05/06/21	742
	Applied Materials
600	3.900%, 10/01/25	633
	Intel
500	3.300%, 10/01/21	520
	International Business Machines
700	8.375%, 11/01/19	814
	Microsoft
500	3.625%, 12/15/23	527
	NetApp
550	3.375%, 06/15/21	561
	Texas Instruments
500	1.000%, 05/01/18	498

		4,295

Materials — 2.2%
	Dow Chemical
250	8.550%, 05/15/19	283
	Mosaic
400	5.625%, 11/15/43	412
	Praxair
500	2.200%, 08/15/22	491
	Rio Tinto Finance USA PLC
139	9.000%, 05/01/19	159

		1,345

Telecommunication Services — 1.1%
	Ameritech Capital Funding
425	6.875%, 10/15/27	494
	Verizon Communications
200	2.625%, 02/21/20	203

		697

March 31, 2017	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Face Amount (000)		Value (000)
Transportation — 0.8%
	Burlington Northern Santa Fe LLC
$500	4.450%, 03/15/43	$519

Utilities — 1.7%
	Berkshire Hathaway Energy
475	6.125%, 04/01/36	593
	Xcel Energy
425	3.300%, 06/01/25	426

		1,019

TOTAL CORPORATE OBLIGATIONS (Cost $36,726)		37,283

U.S. TREASURY OBLIGATIONS — 11.8%
	U.S. Treasury Bond
800	6.000%, 02/15/26	1,034
500	5.375%, 02/15/31	668
350	4.750%, 02/15/37	457
1,000	4.500%, 08/15/39	1,263
500	4.375%, 05/15/41	623
1,000	3.625%, 08/15/43	1,113
1,000	2.250%, 08/15/46	846
	U.S. Treasury Note
350	3.625%, 02/15/21	375
250	3.500%, 05/15/20	265
400	2.875%, 03/31/18	407
180	2.375%, 08/15/24	181

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,988)		7,232

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.2%
	FFCB
600	2.000%, 06/01/21	598
675	1.750%, 08/01/22	653
500	1.420%, 12/28/18	500
500	1.240%, 11/29/19	492
	FHLB
475	4.750%, 03/10/23	541
1,000	4.125%, 03/13/20	1,073
500	3.750%, 12/14/18	520
	FHLMC MTN
650	1.600%, 09/30/21	638
675	1.500%, 08/25/19 (B)	665

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,681)		5,680

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 7.3%
	FHLMC, Ser 2011-3970, Cl KC
1,500	3.500%, 03/15/33	1,551
	FHLMC, Ser 2015-4425, Cl BY
597	2.000%, 01/15/45	512
	FHLMC, Ser G12710
84	5.500%, 07/01/22	87
	FNMA, Ser 2003-58, Cl D
51	3.500%, 07/25/33	52
	FNMA, Ser 2012-84, Cl JB
400	3.000%, 05/25/42	386

March 31, 2017	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Face Amount (000)/Shares		Value (000)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (continued)
	FNMA, Ser 2013-92, Cl MT
$62	4.000%, 07/25/41	$66
	FNMA, Ser 889958
39	5.000%, 10/01/23	41
	GNMA, Ser 2011-112, Cl JP
197	2.000%, 02/20/40	196
	GNMA, Ser 2012-101, Cl KL
762	2.000%, 09/20/41	701
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	677
	GNMA, Ser 2013-4, Cl CN
220	2.000%, 10/16/42	218

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $4,498)		4,487

MUNICIPAL BONDS — 6.8%
	California State, GO
560	6.509%, 04/01/39	647
	Clark County, School District
200	5.510%, 06/15/24	221
	Hawaii State, Department of Budget & Finance, Pacific Health
	Project, Ser A, RB
500	5.500%, 07/01/43	556
	Houston, Independent School District, GO
250	6.125%, 02/15/28	271
	Hudson County, Improvement Authority, RB, AGM Insured
575	7.400%, 12/01/25	666
	Maryland State, Transportation Authority, RB
500	5.788%, 07/01/29	588
	Napa Valley Unified School District, GO
225	6.507%, 08/01/43	300
	Oklahoma Development Finance Authority, RB
100	3.200%, 06/01/27	97
	San Antonio Texas Water System Revenue, RB
250	5.502%, 05/15/29	295
	Stockton Public Financing Authority, RB
500	7.942%, 10/01/38	557

TOTAL MUNICIPAL BONDS (Cost $4,093)		4,198

NON-AGENCY MORTGAGE-BACKED OBLIGATION — 0.7%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
426	2.600%, 04/25/32 (A) (Cost $391)	400

CASH EQUIVALENT — 2.7%
1,687,459	BlackRock FedFund, Institutional Shares, 0.596% (C) (Cost $1,687)	1,687

TOTAL INVESTMENTS (Cost $60,064†) — 99.2%		$60,967

Percentages are based on Net Assets of $61,432 (000).

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on March 31, 2017. The maturity date shown is the final maturity date.

(B)	Step Bond — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2017. The coupon on a step bond changes on a specified date.

(C)	The rate reported is the 7-day effective yield as of March 31, 2017.

†	At March 31, 2017, the tax basis cost of the Fund’s investments was $60,064, and the unrealized appreciation and depreciation were $1,589 and $(686) respectively.

Cost	figures are shown in thousands.

March 31, 2017	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

AGM — Assured Guaranty Municipal Corp.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

LLC — Limited Liability Corporation

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$37,283	$—	$37,283
U.S. Treasury Obligations	—	7,232	—	7,232
U.S. Government Agency Obligations	—	5,680	—	5,680
U.S. Government Mortgage-Backed Obligations	—	4,487	—	4,487
Municipal Bonds	—	4,198	—	4,198
Non-Agency Mortgage-Backed Obligation	—	400	—	400
Cash Equivalent	1,687	—	—	1,687

Total Investments in Securities	$1,687	$59,280	$—	$60,967

For the period ended March 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended March 31, 2017.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-2800

March 31, 2017	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Face Amount (000)		Value (000)

MUNICIPAL BONDS — 98.6%
Alabama — 0.2%
	Huntsville, Electric System Revenue, RB
$225	5.250%, 12/01/29	$259

Alaska — 1.3%
	Alaska Housing Finance, Ser A, RB
175	5.000%, 12/01/33	198
	Alaska Municipal Bond Bank Authority, Ser 3, RB, Bond Bank Moral Obligation Insured
1,000	5.000%, 09/01/22	1,131
	Alaska State, Ser A, GO
525	5.000%, 08/01/34	586

		1,915

Arkansas — 0.4%
	Little Rock, Sewer Revenue, RB
500	5.000%, 08/01/20	557

California — 3.8%
	California State, GO
1,000	5.000%, 09/01/23	1,183
100	4.500%, 08/01/30	100
	Orange County, Water District, Ser A, RB
1,000	5.000%, 08/15/31	1,166
	Sacramento City Unified School District, GO
500	5.000%, 07/01/23	590
	Sonoma County, Junior College District, GO
1,000	5.000%, 08/01/27	1,173
	University of California, Ser AF, RB
1,000	5.000%, 05/15/36	1,137

		5,349

Florida — 0.9%
	Jacksonville, Sales Tax Revenue, Ser A, RB
1,000	5.000%, 10/01/29	1,140
	Miami-Dade County School Board, Ser D, COP
150	5.000%, 02/01/27	176

		1,316

Georgia — 0.4%
	Atlanta, Water & Wastewater Revenue, Ser A, RB, NATL Insured
450	5.500%, 11/01/27	553

Hawaii — 83.0%
	Hawaii County, Ser A, GO (A)
1,000	5.000%, 07/15/18, Pre-Refunded @ 100 (A)	1,051
500	5.000%, 09/01/20	560
250	5.000%, 09/01/22	292

March 31, 2017	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,000	5.000%, 09/01/31	$1,173
500	4.000%, 03/01/20, Pre-Refunded @ 100 (A)	539
1,500	4.000%, 09/01/35	1,582
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	233
	Hawaii County, Ser D, GO
450	5.000%, 09/01/25	545
	Hawaii State, Airport System Authority, RB, AGM Insured
1,000	5.250%, 07/01/27	1,119
	Hawaii State, Airport System Authority, Ser A, RB
250	5.250%, 07/01/23	280
2,500	5.250%, 07/01/27	2,794
1,000	5.250%, 07/01/28	1,117
900	5.250%, 07/01/30	1,004
1,500	5.000%, 07/01/45	1,630
	Hawaii State, Airport System Authority, RB, AMT
2,000	5.000%, 07/01/24	2,206
1,000	4.125%, 07/01/24	1,065
500	3.000%, 07/01/17	503
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, AGC Insured
920	5.000%, 01/01/26	922
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
425	6.000%, 07/01/33	494
500	4.625%, 07/01/21	545
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser B, RB
225	5.000%, 07/01/18	236
	Hawaii State, Department of Budget & Finance, RB
325	5.125%, 07/01/31	361
350	3.250%, 01/01/25	351
	Hawaii State, Department of Budget & Finance, Ser 2009, RB
4,100	6.500%, 07/01/39	4,450
	Hawaii State, Department of Budget & Finance, Ser A, RB
100	5.000%, 07/01/22	115
575	5.000%, 07/01/26	651
1,800	5.000%, 07/01/27	2,111
3,500	5.000%, 07/01/35	3,923
850	4.000%, 07/01/18	881
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	870
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,005
110	4.250%, 11/01/26	110
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
1,525	5.000%, 08/01/21	1,718
3,675	5.000%, 08/01/27	4,100

March 31, 2017	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,000	5.000%, 08/01/28	$1,108
	Hawaii State, Department of Transportation, COP, AMT
1,000	5.250%, 08/01/25	1,144
	Hawaii State, Harbor System Revenue, Ser A, RB
100	5.000%, 07/01/25	110
1,125	4.250%, 07/01/21	1,211
	Hawaii State, Highway Authority, RB (A)
605	5.500%, 07/01/18	639
1,000	5.500%, 01/01/19, Pre-Refunded @ 100 (A)	1,076
	Hawaii State, Highway Authority, Ser A, RB
700	5.000%, 01/01/23	819
1,600	5.000%, 01/01/30	1,876
1,700	5.000%, 01/01/31	1,963
1,000	5.000%, 01/01/33	1,160
	Hawaii State, Highway Authority, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,317
1,600	5.250%, 07/01/19	1,746
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	213
115	3.750%, 04/01/21	122
180	3.500%, 04/01/20	188
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,139
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA/FHLMC Insured
465	3.450%, 01/01/22	487
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,001
	Hawaii State, Ser DK, GO (A)
25	5.000%, 05/01/18, Pre-Refunded @ 100 (A)	26
	Hawaii State, Ser DQ, GO (A)
35	5.000%, 06/01/19, Pre-Refunded @ 100 (A)	38
	Hawaii State, Ser DR, GO
1,000	5.000%, 06/01/19	1,083
735	4.250%, 06/01/19	784
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	296
	Hawaii State, Ser DY, GO
825	5.000%, 02/01/19	884
	Hawaii State, Ser DZ, GO (A)
100	5.000%, 12/01/20	113
1,910	5.000%, 12/01/21, Pre-Refunded @ 100 (A)	2,204
45	5.000%, 12/01/23	52
50	5.000%, 12/01/26	57
100	5.000%, 12/01/28	115
450	5.000%, 12/01/29	515
95	5.000%, 12/01/30	109

March 31, 2017	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Face Amount (000)		Value (000)
Hawaii — (continued)
$380	5.000%, 12/01/31	$434
	Hawaii State, Ser EA, GO
935	5.000%, 12/01/21	1,078
1,700	5.000%, 12/01/22	1,955
	Hawaii State, Ser EE, GO
400	5.000%, 11/01/27	466
	Hawaii State, Ser EF, GO
500	5.000%, 11/01/22	584
300	5.000%, 11/01/23	352
	Hawaii State, Ser EH, GO (A)
500	5.000%, 08/01/18	526
285	5.000%, 08/01/23, Pre-Refunded @ 100 (A)	339
335	5.000%, 08/01/23 (B)	398
340	5.000%, 08/01/23	402
365	5.000%, 08/01/24	429
855	5.000%, 08/01/30	992
195	5.000%, 08/01/32	225
	Hawaii State, Ser EO, GO
150	5.000%, 08/01/24	179
1,000	5.000%, 08/01/30	1,163
1,000	5.000%, 08/01/33	1,148
	Hawaii State, Ser EP, GO
1,000	5.000%, 08/01/22	1,165
325	5.000%, 08/01/26	384
	Hawaii State, Ser EY, GO
140	5.000%, 10/01/26	168
2,000	5.000%, 10/01/27	2,394
	Hawaii State, Ser FE, GO
285	5.000%, 10/01/27	346
	Hawaii State, Ser FG, GO
1,075	3.000%, 10/01/19	1,124
	Honolulu City & County, Board of Water Supply, Ser A, RB
400	5.000%, 07/01/24	478
600	5.000%, 07/01/27	709
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,139
875	5.000%, 07/01/23	1,011
	Honolulu Hawaii City & County, Ser A, GO (A)
275	5.250%, 08/01/21, Pre-Refunded @ 100 (A)	318
1,000	5.000%, 04/01/19, Pre-Refunded @ 100 (A)	1,077
700	5.000%, 10/01/19	766
680	5.000%, 11/01/21	784
500	5.000%, 11/01/22	587
1,000	5.000%, 10/01/27	1,199
325	5.000%, 10/01/29	385
700	4.000%, 11/01/19	750
325	4.000%, 08/01/21, Pre-Refunded @ 100 (A)	359
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured (A)
60	5.000%, 07/01/17, Pre-Refunded @ 100 (A)	61

March 31, 2017	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Ser B, GO
$250	5.000%, 12/01/18	$266
375	5.000%, 08/01/21	430
350	5.000%, 08/01/22	399
1,200	5.000%, 11/01/24	1,396
300	5.000%, 08/01/26	342
1,525	5.000%, 10/01/26	1,839
500	4.000%, 10/01/19	535
	Honolulu Hawaii City & County, Ser B, GO, AGM Insured
100	5.250%, 07/01/19	109
	Honolulu Hawaii City & County, Ser C, GO
750	5.000%, 10/01/23	890
1,000	5.000%, 10/01/28	1,192
	Honolulu Hawaii City & County, Ser D, GO (A)
1,400	5.250%, 09/01/19, Pre-Refunded @ 100 (A)	1,536
	Honolulu Hawaii City & County, Ser Junior A, RB
450	4.000%, 07/01/25	485
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB (A)
400	5.000%, 07/01/20	436
250	5.000%, 07/01/21, Pre-Refunded @ 100 (A)	287
100	5.000%, 07/01/22, Pre-Refunded @ 100 (A)	117
1,500	5.000%, 07/01/24	1,787
500	5.000%, 07/01/38	557
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
1,575	5.000%, 07/01/23	1,862
200	4.000%, 07/01/21	221
	Honolulu Hawaii City & County, Wastewater System Authority, Ser S, RB
650	5.000%, 07/01/22	759
	Honolulu Hawaii City & County, Wastewater System Authority, Waipahu Towers Project, Ser A, RB, AMT, GNMA Insured
165	6.900%, 06/20/35	166
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
125	5.000%, 07/01/20	140
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	286
150	5.000%, 08/01/23	174
250	4.000%, 08/01/24	276
250	3.250%, 08/01/23	261
	Kauai County, Ser A, GO, NATL FGIC Insured
415	5.000%, 08/01/21	416
	Maui County, GO
250	5.000%, 06/01/20	279
150	5.000%, 06/01/21	171
	Maui County, Ser B, GO
500	4.000%, 06/01/21	540

March 31, 2017	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Face Amount (000)		Value (000)
Hawaii — (continued)
	University of Hawaii, RB
$1,400	5.000%, 10/01/25	$1,701
1,350	5.000%, 10/01/32	1,585
	University of Hawaii, Ser A, RB, NATL Insured
350	3.500%, 07/15/28	350
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	112
	University of Hawaii, Ser A-2, RB
1,030	4.000%, 10/01/18	1,076
	University of Hawaii, Ser B, RB
1,500	5.000%, 10/01/34	1,729
1,000	4.000%, 10/01/23	1,130

		117,842

Indiana — 0.1%
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
70	4.100%, 06/01/27	73

Maine — 0.6%
	Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	830

Maryland — 0.4%
	Maryland State, GO
575	5.000%, 03/01/22	635

New York — 2.0%
	Metropolitan Transportation Authority, Ser A, RB
1,000	4.000%, 11/15/20	1,090
	New York City, Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,122
	New York, New York, Ser H, GO
500	5.000%, 08/01/20	558

		2,770

Ohio — 1.0%
	Akron, Income Tax Revenue, RB
1,000	5.000%, 12/01/33	1,121
	Ohio State, Ser 2011-B, GO
300	5.000%, 08/01/22	350

		1,471

Oklahoma — 0.5%
	Oklahoma City, Water Utilities Trust, RB
125	5.000%, 07/01/40	141

March 31, 2017	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Face Amount (000)/Shares		Value (000)
Oklahoma — (continued)
	Tulsa County, Industrial Authority, RB
$500	5.000%, 09/01/26	$589

		730

Oregon — 0.2%
	Oregon State, Facilities Authority, Providence Health Services, RB
225	5.000%, 10/01/19	245

Tennessee — 0.4%
	Memphis, Ser A, GO
500	5.000%, 04/01/26	597

Texas — 2.4%
	Arlington, Higher Education Finance, Ser 2014-A, RB, PSF-GTD Insured
750	5.000%, 08/15/27	870
	City of Mesquite, GO
1,000	5.000%, 02/15/27	1,163
	Clifton, Higher Education Finance, Ser 2014, RB, PSF-GTD Insured
500	5.000%, 08/15/26	578
	Harris County, Metropolitan Transit Authority, Ser A, RB (A)
425	5.000%, 11/01/21, Pre-Refunded @ 100 (A)	489
	Midland County, Fresh Water Supply District No. 1, Ser A, RB
1,000	4.789%, 09/15/37 (B)	398

		3,498

Utah — 0.2%
	Central Utah, Water Conservancy District, Ser B, GO
200	5.250%, 04/01/23	228

Washington — 0.8%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	858
	Washington State, Housing Finance Commission, RB
300	4.750%, 07/15/29	330

		1,188

TOTAL MUNICIPAL BONDS (Cost $138,712)		140,056

CASH EQUIVALENT — 0.3%
489,179	BlackRock FedFund, Institutional Shares, 0.596% (C) (Cost $489)	489

TOTAL INVESTMENTS (Cost $139,201†) — 98.9%		$140,545

Percentages are based on Net Assets of $142,039 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	The rate reported is the 7-day effective yield as of March 31, 2017.

March 31, 2017	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

†	At March 31, 2017, the tax basis cost of the Fund’s investments was $139,201, and the unrealized appreciation and depreciation were $2,593 and $(1,249) respectively.

Cost figures are shown in thousands.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax

COP — Certificate of Participation

FGIC — Financial Guarantee Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Guaranteed by Permanent School Fund

RB — Revenue Bond

Ser — Series

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$140,056	$—	$140,056
Cash Equivalent	489	—	—	489

Total Investments in Securities	$489	$140,056	$—	$140,545

For the period ended March 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended March 31, 2017.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2800

March 31, 2017	www.bishopstreetfunds.com

Short Duration Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Face Amount (000)		Value (000)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 40.3%
	FHLMC
$24	5.500%, 10/01/19	$24
145	5.500%, 05/01/20	152
91	5.500%, 07/01/20	94
115	5.500%, 01/01/24	124
93	4.500%, 12/01/24	99
92	4.500%, 02/01/25	97
64	4.500%, 06/01/26	68
188	4.000%, 05/01/27	201
	FNMA
50	6.000%, 08/01/21	54
84	6.000%, 10/01/39	96
31	5.500%, 10/01/18	32
77	5.500%, 02/01/20	79
69	5.500%, 07/01/20	71
24	5.500%, 10/01/21	25
157	5.500%, 09/01/23	166
118	5.000%, 05/01/19	121
220	5.000%, 11/01/21	229
39	4.500%, 05/01/23	41
152	4.500%, 01/01/27	160
94	4.000%, 06/01/25	99
49	4.000%, 10/01/26	50
155	4.000%, 11/01/26	163
80	4.000%, 02/01/29	84
233	4.000%, 07/01/29	246
210	3.500%, 05/01/27	219
97	3.500%, 07/01/27	101
167	3.500%, 08/01/28	175
166	3.124%, 06/01/35 (A)	176
211	3.107%, 12/01/36 (A)	225
107	2.947%, 10/01/38 (A)	113
223	2.000%, 03/01/23	225
95	2.000%, 08/01/23	95
36	2.000%, 09/01/23	36
	GNMA
131	4.000%, 05/15/25	138
175	4.000%, 05/15/26	182

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $4,294)		4,260

U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.2%
	FHLB
50	1.375%, 03/18/19	50
595	1.375%, 11/15/19	594
	FHLMC
189	5.000%, 06/01/20	196
111	5.000%, 01/01/24	118
40	4.500%, 09/01/20	41
90	4.500%, 05/01/25	95
205	4.000%, 03/01/25	215
89	2.500%, 06/01/24	91
1,010	1.250%, 08/01/19	1,006
	FHLMC MTN
895	0.750%, 04/09/18	891

March 31, 2017	www.bishopstreetfunds.com

Short Duration Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

Face Amount (000)/Shares		Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS —(continued)
	FNMA
$94	4.500%, 06/01/25	$100
112	4.000%, 02/01/25	120
84	4.000%, 06/01/25	90
110	2.500%, 09/01/23	111

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,727)		3,718

	U.S. TREASURY OBLIGATIONS — 22.8%
	U.S. Treasury Note
455	1.375%, 12/15/19	454
150	1.250%, 12/31/18	150
375	0.875%, 01/15/18	375
505	0.875%, 05/31/18	504
575	0.875%, 05/15/19	569
240	0.750%, 08/31/18	239
125	0.750%, 08/15/19	123

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,423)		2,414

	CASH EQUIVALENT — 3.4%
356,397	BlackRock FedFund, Institutional Shares, 0.596% (B) (Cost $356)	356

TOTAL INVESTMENTS (Cost $10,800†) — 101.7%		$10,748

Percentages are based on Net Assets of $10,572 (000).

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on March 31, 2017.The maturity date shown is the final maturity date.

(B)	The rate reported is the 7-day effective yield as of March 31, 2017.

†	At March 31, 2017, the tax basis cost of the Fund’s investments was $10,800, and the unrealized appreciation and depreciation were $9 and $(61) respectively.

Cost	figures are shown in thousands.

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

MTN — Medium Term Note

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Mortgage-Backed Obligations	$—	$4,260	$—	$4,260
U.S. Government Agency Obligations	—	3,718	—	3,718
U.S. Treasury Obligations	—	2,414	—	2,414
Cash Equivalent	356	—	—	356

Total Investments in Securities	$356	$10,392	$—	$10,748

For the period ended March 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended March 31, 2017.

Amounts designated as “—” are $0.

March 31, 2017	www.bishopstreetfunds.com

Short Duration Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2017

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2800

March 31, 2017	www.bishopstreetfunds.com

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: May 26, 2017

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: May 26, 2017